Share Capital and Reserves (Details) - Schedule of Composition of Share Capital (Parentheticals) - ₪ / shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Composition of Share Capital [Abstract]
Authorized, Ordinary shares, par value	₪ 0.01	₪ 0.01
Issued and outstanding, Ordinary shares, par value	₪ 0.01	₪ 0.01